GENERAL (Narrative) (Details) - USD ($) $ in Thousands	Mar. 08, 2023	Jun. 17, 2024
Datapath Inc [Member]
General [Line Items]
Percentage of shares acquire	100.00%
Estimated purchase price consideration	$ 19,231
Stellar Blu Solutions LLC [Member]
General [Line Items]
Percentage of shares acquire		100.00%